Trade payables and accruals	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade payables and accruals
5.25 Trade payables and accruals
Trade payables and accruals include the following:

	Year ended December 31
in € thousand	2023	2022
Trade payables	17,564	14,505
Accrued expenses	26,739	26,986
TOTAL	44,303	41,491
Less non-current portion	—	—
CURRENT PORTION	44,303	41,491

The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature. All trade payables and accruals are current.